Description of Organization and Business Operations - Additional Information (Detail) - USD ($)				1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 16, 2022	Feb. 16, 2021	Jul. 16, 2020	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 28, 2021	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation, date of incorporation					Jan. 24, 2020	Jan. 24, 2020
Issue of common stocks, Initial public offering						72,450,000
Proceeds from Issuance of Initial Public Offering			$ 724,500,000
Warrants issued, price per warrants			$ 10.00
Proceeds from Issuance of Warrants			$ 724,500,000
Transaction costs			40,686,819
Underwriting fees Paid			14,490,000
Deferred underwriting fees			25,357,500		$ 25,357,500	$ 25,357,500
Other offering costs			$ 839,319
Percentage of fair market value of target business to net assets held in the trust account			80.00%
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%
Percentage of timing of the company's obligation to redeem public shares before business combination			100.00%
Operating bank accounts					359,067	1,123,407	$ 1,123,407
Accumulated deficit			$ (2,708,534)		(9,692,410)	(25,872,350)	$ (25,872,350)		$ (4,887,218)
Going Concern Consideration [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Operating bank accounts					359,067
Securities held in trust account					725,779,404
Working capital					$ 432,266
Forecast
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of timing of the company's obligation to redeem public shares before business combination	100.00%
Estimated costs of winding up	$ 100,000
Redemption Of Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net tangible assets			$ 5,000,001
Assets Held in Trust
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Redemption of share, price per share			$ 10.00
Minimum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Business combination issued and outstanding voting securities			50.00%
Business combination, net tangible assets acquired			$ 5,000,001
Private Placement Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrants issued during the period			11,326,667
Warrants issued, price per warrants			$ 1.50
Proceeds from Issuance of Warrants			$ 16,990,000
Zero Carbon Merger Sub Inc [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation, date of incorporation					Feb. 11, 2021
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering					35,476,667
Over-Allotment Option | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock shares subject to forfeiture			9,450,000
Class A ordinary shares | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering	72,450,000
Shares issued, price per share			$ 10.00
Class A ordinary shares | Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issue of common stocks, Initial public offering			72,450,000
Micromidas, Inc.
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Entity incorporation, date of incorporation							Nov. 30, 2008
Percentage of outstanding securities subject to certain assumptions of net cash balances		42.00%
Percentage of outstanding securities subject to adjustment pre-closing of net cash balances		47.00%
Working capital					$ 11,131,127	5,698,047	$ 5,698,047
Accumulated deficit					(152,458,837)	$ (98,888,188)	(98,888,188)			$ (68,585,340)
Outstanding indebtedness					$ 18,836,514		9,327,040
Proceeds from issuance of equity							550,000
Proceeds from Canadian Government Research and Development Program							2,662,239
Proceeds from convertible bridge notes							2,260,208
Proceeds from Payroll Protection Program loan							905,838
Proceeds from additional bridge notes				$ 1,706,649
Micromidas, Inc. | Consortium Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of equity							$ 550,000
Micromidas, Inc. | Convertible Notes
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Unsecured convertible notes								$ 10,000,000
Micromidas, Inc. | Convertible Notes | COVID19 [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Unsecured convertible notes								$ 10,000,000
Micromidas, Inc. | Merger Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of outstanding securities subject to certain assumptions of net cash balances		42.00%
Percentage of outstanding securities subject to adjustment pre-closing of net cash balances		47.00%